Concentrations of Risk (Details)	6 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020	Jun. 30, 2021 USD ($)
Concentrations of Risk (Details) [Line Items]
Deposited from banks	$ 7,200,000			$ 0
Insurance coverage of each bank	$ 250,000	$ 500,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One vendor [Member]
Concentrations of Risk (Details) [Line Items]
Concentration risk percentage	97.00%	97.00%	52.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two vendor [Member]
Concentrations of Risk (Details) [Line Items]
Concentration risk percentage			21.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three vendor [Member]
Concentrations of Risk (Details) [Line Items]
Concentration risk percentage			12.00%
Hong Kong [Member]
Concentrations of Risk (Details) [Line Items]
Insurance coverage of each bank	$ 64,000